As filed with the Securities and Exchange Commission on May 6, 2016

Registration Nos.: 33-21803
811-5554

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.   ☐

  Post-Effective Amendment No. 39  ☒

and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940  ☒

  Amendment No. 41  ☒

Morgan Stanley
California Tax-Free Daily Income Trust

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, NY 10036

(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (800) 548-7786

Joseph C. Benedetti, Esq.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

X	Immediately upon filing pursuant to paragraph (b)
On (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 6th day of May, 2016.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

By:	/s/ JOHN H. GERNON
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1)	Principal Executive Officer	President and Principal Executive Officer

By:	/s/ JOHN H. GERNON
	John H. Gernon		May 6, 2016

(2)	Principal Financial Officer	Principal Financial Officer

By:	/s/ FRANCIS J. SMITH
	Francis J. Smith		May 6, 2016

(3)	Majority of the Trustees

INDEPENDENT TRUSTEES

Frank L. Bowman		Joseph J. Kearns
Kathleen A. Dennis		Michael F. Klein
Nancy C. Everett		Michael E. Nugent (Chairman)
Jakki L. Haussler		W. Allen Reed
Manuel H. Johnson	Fergus Reid

By:	/s/ CARL FRISCHLING
	Carl Frischling		May 6, 2016
Attorney-in-Fact for the Independent Trustees

INTERESTED TRUSTEE

James F. Higgins

By:	/s/ JOSEPH C. BENEDETTI
Joseph C. Benedetti
	Attorney-in-Fact for the Interested Trustee		May 6, 2016

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase